Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 2,612	$ 2,398
Other comprehensive income (loss), net of tax
Unrealized holding (losses) on available-for-sale securities during the period, net of tax benefits of $(395) and $(75) for each respective period	(765)	(145)
Change in funded status of defined benefit plan, net of taxes of $797 and tax benefit of $(68) for each respective period	1,547	(134)
Amortization of net loss included in net periodic pension cost, net of tax of $54 and $52 for each respective period	10	10
Amortization of prior service included in net periodic pension expense, net of tax of $5 for each respective period	104	102
Comprehensive income	$ 3,508	$ 2,231